Summary of detailed trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Trade accounts receivable	$ 403	$ 877
Value added tax	275	248
Other receivables	54	189
Total	$ 732	$ 1,314